Cover	Oct. 03, 2025
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	BioVie Inc. (the “Company”) previously filed with the Securities and Exchange Commission (the “SEC”) a registration statement on Form S-1 (Registration No. 333-288525), which was declared effective by the SEC on August 7, 2025 (as amended, the “Registration Statement”). This Post-Effective Amendment No. 2 (this “Amendment”) to the Registration Statement pertains solely to the issuance by the Company of 380,000 shares of common stock, $0.0001 par value per share (“Common Stock”), underlying pre-funded warrants (the “Pre-Funded Warrants”) and 6,000,000 shares of Common Stock underlying warrants (the “Warrants”), in each case previously issued by the Company in a firm commitment underwritten offering on August 11, 2025. The shares of Common Stock issuable upon exercise of the Pre-Funded Warrants and Warrants were initially registered on the Registration Statement. No additional securities are being registered under this Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement. The Company is filing this Amendment to (i) update the contents of the prospectus contained in the Registration Statement pursuant to Section 10(a)(3) of the Securities Act in respect of the continuous offering pursuant to Rule 415 of the shares of Common Stock described above, (ii) incorporate by reference the Company’s reports filed by the Company pursuant to the Securities and Exchange Act of 1934, as amended (the “Reports”), and (iii) to provide for forward incorporation by reference into the Registration Statement of Reports filed after the effective date of this Amendment, as permitted for smaller reporting companies (as defined in Rule 405 under the Securities Act) pursuant to Item 12(b) of Form S-1.
Entity Registrant Name	BioVie Inc.
Entity Central Index Key	0001580149
Entity Tax Identification Number	46-2510769
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	680 W Nye Lane
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89703
City Area Code	775
Local Phone Number	888-3162
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	680 W Nye Lane
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89703
City Area Code	775
Local Phone Number	888-3162
Contact Personnel Name	Cuong Do